UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hocky Management Company, LLC
Address:    105 South Bedford Road, Suite 310
            Mount Kisco, New York 10549

Form 13F File Number: 28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Sachs
Title:      Managing Member
Phone:      (914) 244-4100

Signature Place Date of Signing:

/S/ DAVID SACHS         MT. KISCO NY            MAY 7, 2010
--------------------------------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   25
                                          -----------
Form 13F Information Table Value Total:   $89,790
                                          -----------
                                          (thousands)

List of Other Included Managers:

None

                                                                     Share/
                              Title              Market      Value   PRN        SH/ Put/ Investment  Other       Voting Authority
Name of Issuer                Class  Cusip       Value       (*1000) Amount     PRN Call Discretion  Managers  Sole    Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
AOL INC                       COMM   00184X105   7,851,665   7,852   310,588    SH       Sole                  310,588
ARVINMERITOR INC              COMM   043353101   2,657,985   2,658   199,100    SH       Sole                  199,100
ARRAY BIOPHARMA INC           COMM   04269X105   685,000     685     250,000    SH       Sole                  250,000
BOSTON SCIENTIFIC CORP        COMM   101137107   2,888,000   2,888   400,000    SH       Sole                  400,000
COMCAST CORP-CL A             COMM   20030N101   6,496,350   6,496   345,000    SH       Sole                  345,000
COMMSCOPE INC                 COMM   203372107   7,139,496   7,139   254,800    SH       Sole                  254,800
EASTMAN KODAK CO              COMM   277461109   2,163,723   2,164   373,700    SH       Sole                  373,700
SEAHAWK DRILLING INC          COMM   81201R107   1,172,131   1,172   62,182     SH       Sole                  62,182
HOVNANIAN ENTERPRISES-A       COMM   442487203   849,077     849     195,190    SH       Sole                  195,190
H&R BLOCK INC                 COMM   93671105    4,195,460   4,195   235,700    SH       Sole                  235,700
L-1 IDENTITY SOLUTIONS INC    COMM   50212A106   9,095,473   9,095   1,018,530  SH       Sole                  1,018,530
ISLE OF CAPRI CASINOS         COMM   464592104   778,000     778     100,000    SH       Sole                  100,000
JACK IN THE BOX INC           COMM   466367109   6,073,828   6,074   257,912    SH       Sole                  257,912
JACOBS ENGINEERING GROUP INC  COMM   469814107   1,129,750   1,130   25,000     SH       Sole                  25,000
LIBERTY GLOBAL INC-A          COMM   530555101   2,916,000   2,916   100,000    SH       Sole                  100,000
NCR CORPORATION               COMM   62886E108   14,913,660  14,914  1,080,700  SH       Sole                  1,080,700
NUANCE COMMUNICATIONS INC     COMM   67020Y100   2,662,400   2,662   160,000    SH       Sole                  160,000
RRI ENERGY INC                COMM   74971X107   922,500     923     250,000    SH       Sole                  250,000
ECHOSTAR HOLDING CORP-A       COMM   278768106   2,028,000   2,028   100,000    SH       Sole                  100,000
SMITHFIELD FOODS INC          COMM   832248108   2,395,470   2,395   115,500    SH       Sole                  115,500
SARA LEE CORP                 COMM   803111103   144,872     145     10,400     SH       Sole                  10,400
SCHWEITZER-MAUDUIT INTL INC   COMM   808541106   3,723,853   3,724   78,298     SH       Sole                  78,298
TELEPHONE AND DATA SYSTEMS    COMM   879433100   1,855,623   1,856   54,819     SH       Sole                  54,819
TENNECO INC                   COMM   880349105   2,249,115   2,249   95,100     SH       Sole                  95,100
WARNER CHILCOTT LTD-CLASS A   COMM   G94368100   2,802,096   2,802   109,800    SH       Sole                  109,800
                                                             89,790